Accounts receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Accounts receivable
Related parties (note 31)	$ 109		$ 168
Accounts receivable	3,914		4,993
Ferrous minerals
Accounts receivable
Third parties	3,023		4,093
Base metals
Accounts receivable
Third parties	668		716
Other
Accounts receivable
Third parties	$ 162		66
One Customer | Ferrous minerals
Accounts receivable
Percentage of revenue	10.10%
Accounts receivable
Accounts receivable
Expected credit loss	$ (48)		(50)
Percentage of revenue	10.00%	10.00%
Gross carrying amount
Accounts receivable
Accounts receivable	$ 3,962		$ 5,043